Income Taxes - Summary of changes in the Gross unrecognized tax benefits (Details)	5 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Balance as of December 31, 2020	$ 0
BETTER THERAPEUTICS OPCO [Member]
Income Tax Contingency [Line Items]
Balance as of August 14, 2020	0
Increase related to tax position taken	77,000
Balance as of December 31, 2020	$ 77,000